Components of Earnings (Losses) Before Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
U.S. loss									$ (34,241)	$ (15,207)	$ (6,944)
Non-U.S. income									163,054	137,401	125,732
Earnings Before Income Taxes	$ 34,729	$ 27,015	$ 34,727	$ 32,342	$ 34,207	$ 31,220	$ 29,868	$ 26,899	$ 128,813	$ 122,194	$ 118,788